CONDENSED INTERIM CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020
CURRENT ASSETS:
Cash and cash equivalents	$ 16,993	$ 17,376	$ 12,612
Restricted deposits	182	184	179
Short-term bank deposits	0	4,024	11,591
Trade receivables	2,065	2,767	2,764
Inventories	1,397	1,380	1,934
Other receivables	883	462	728
CURRENT ASSETS, TOTAL	21,520	26,193	29,808
LONG-TERM ASSETS:
Property, plant and equipment, net	2,565	2,630	2,326
Right of-use assets, net	1,789	1,884	2,086
Intangible assets, net	330	363	396
LONG-TERM ASSETS, TOTAL	4,684	4,877	4,808
ASSETS, TOTAL	26,204	31,070	34,616
CURRENT LIABILITIES:
Current maturities of long-term liabilities	1,681	1,750	1,321
Trade payables and accrued expenses	4,060	2,992	2,423
Other payables	3,920	3,524	6,040
CURRENT LIABILITIES, TOTAL	9,661	8,266	9,784
LONG-TERM LIABILITIES:
Deferred revenues	405	1,234	1,174
Liability in respect of IIA grants	7,671	7,267	7,130
Liabilities in respect of purchase of shares	4,465	4,998	4,249
Lease liabilities	1,604	1,741	1,866
Severance pay liabilities, net	280	292	281
LONG TERM LIABILITIES, TOTAL	14,425	15,532	14,700
SHAREHOLDERS' EQUITY:
Ordinary shares of NIS 0.01 par value: Authorized: 50,000,000 shares as of June 30, 2021 , December 31, 2020 and June 30, 2020; Issued and Outstanding: 27,245,429 as of June 30, 2021, 27,236,752 as of December 31, 2020 and 27,211,128 as of June 30, 2020	75	75	75
Share premium	143,077	142,193	141,390
Foreign currency translation adjustments	(32)	(40)	(16)
Accumulated deficit	(141,002)	(134,956)	(131,317)
SHAREHOLDERS' EQUITY, TOTAL	2,118	7,272	10,132
LIABILITIES AND SHAREHOLDERS' EQUITY, TOTAL	$ 26,204	$ 31,070	$ 34,616